Comparative Figures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reclassification of Financial Statements

Consolidated Statement of Earnings

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Cost of goods sold	$(3,335)	$19	$(3,316)
Selling and administrative expenses	(214)	214	–
Selling expenses	–	(29)	(29)
General and administrative expenses	–	(185)	(185)
Provincial mining and other taxes	(151)	5	(146)
Merger and related costs	(84)	84	–
Other expenses	(17)	(108)	(125)

	$(3,801)	$–	$(3,801)

Consolidated Statement of Comprehensive Income

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$3	$17	$20
Cash flow hedges
Net fair value loss during the period	(17)	17	–
Reclassification of net gain to earnings	34	(34)	–

	$20	$–	$20

Consolidated Statement of Cash Flows

	For the Year Ended December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Pension and other post-retirement benefits	$64	$(64)	$–
Net undistributed earnings of equity-accounted investees	(1)	1	–
Asset retirement obligations and accrued environmental costs	7	(7)	–
Other long-term liabilities and miscellaneous	21	70	91

	$91	$–	$91

Consolidated Statements of Shareholders’ Equity

	As at December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$(5)	$(41)	$(46)
Net loss on derivatives designated as cash flow hedges	(43)	43	–
Loss on currency translation of foreign operations	–	(2)	(2)

	$(48)	$–	$(48)

	As at December 31, 2016
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Other	$(8)	$(58)	$(66)
Net loss on derivatives designated as cash flow hedges	(60)	60	–
Loss on currency translation of foreign operations	–	(2)	(2)

	$(68)	$–	$(68)

Consolidated Balance Sheet

	As at December 31, 2017
	Previously Reported	Reclassification Amounts	Reported after Reclassifications

Intangible assets	$166	$(166)	$–
Goodwill	–	97	97
Other intangible assets	–	69	69

	$166	$–	$166

Investments in equity-accounted investees	$30	$(30)	$–
Available-for-sale investments	262	(262)	–
Investments	–	292	292

	$292	$–	$292

Short-term debt and current portion of long-term debt	$730	$(730)	$–
Short-term debt	–	730	730

	$730	$–	$730

Payables and accrued charges	$807	$29	$836
Current portion of derivative instrument liabilities	29	(29)	–

	$836	$–	$836

Other non-current liabilities	$51	$35	$86
Derivative instrument liabilities	35	(35)	–

	$86	$–	$86